Consolidated Statements of Comprehensive Income (Loss) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Net income	$ 85,135	¥ 7,016,000	¥ 2,907,000	¥ 2,407,000
OTHER COMPREHENSIVE (LOSS) INCOME, NET OF TAX (Note 15):
Foreign currency translation adjustments	(9,489)	(782,000)	(2,802,000)	180,000
Unrealized gains (losses) on securities	19,439	1,602,000	(1,072,000)	3,351,000
Pension liability adjustments	(11,819)	(974,000)	(219,000)	1,600,000
OTHER COMPREHENSIVE (LOSS) INCOME	(1,869)	(154,000)	(4,093,000)	5,131,000
COMPREHENSIVE INCOME (LOSS)	83,266	6,862,000	(1,186,000)	7,538,000
COMPREHENSIVE (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(959)	(79,000)	(47,000)	49,000
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO WACOAL HOLDINGS CORP.	$ 82,307	¥ 6,783,000	¥ (1,233,000)	¥ 7,587,000